Eaton Vance

Focused Growth Opportunities Fund

November 30, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.6%

Security	Shares	Value
Aerospace & Defense — 0.7%
Hexcel Corp.(1)	47,661	$2,448,822

		$2,448,822

Auto Components — 3.5%
Aptiv PLC(1)	71,198	$11,416,599

		$11,416,599

Building Products — 1.7%
Trane Technologies PLC	30,601	$5,711,677

		$5,711,677

Capital Markets — 1.9%
Goldman Sachs Group, Inc. (The)	16,367	$6,235,663

		$6,235,663

Commercial Services & Supplies — 1.2%
Waste Connections, Inc.	29,320	$3,901,319

		$3,901,319

Electrical Equipment — 1.3%
AMETEK, Inc.	32,665	$4,458,772

		$4,458,772

Entertainment — 5.5%
Netflix, Inc.(1)	15,360	$9,859,584
Walt Disney Co. (The)(1)	57,134	8,278,717

		$18,138,301

Food & Staples Retailing — 3.0%
Sysco Corp.	139,745	$9,787,740

		$9,787,740

Health Care Equipment & Supplies — 4.2%
Inari Medical, Inc.(1)	66,533	$5,491,634
Intuitive Surgical, Inc.(1)	25,380	8,231,749

		$13,723,383

Health Care Providers & Services — 2.2%
UnitedHealth Group, Inc.	16,222	$7,206,137

		$7,206,137

Health Care Technology — 1.1%
Veeva Systems, Inc., Class A(1)	13,165	$3,720,166

		$3,720,166

Interactive Media & Services — 7.4%
Alphabet, Inc., Class C(1)	8,531	$24,305,160

		$24,305,160

Security	Shares	Value
Internet & Direct Marketing Retail — 9.8%
Amazon.com, Inc.(1)	9,250	$32,440,397

		$32,440,397

IT Services — 7.0%
PayPal Holdings, Inc.(1)	45,610	$8,432,833
Visa, Inc., Class A	75,027	14,537,982

		$22,970,815

Life Sciences Tools & Services — 4.3%
10X Genomics, Inc., Class A(1)	34,057	$5,204,250
Thermo Fisher Scientific, Inc.	13,990	8,853,292

		$14,057,542

Oil, Gas & Consumable Fuels — 1.6%
EOG Resources, Inc.	59,786	$5,201,382

		$5,201,382

Road & Rail — 3.2%
CSX Corp.	150,471	$5,215,325
Uber Technologies, Inc.(1)	141,929	5,393,302

		$10,608,627

Semiconductors & Semiconductor Equipment — 13.2%
Ambarella, Inc.(1)	31,211	$5,602,999
Intel Corp.	75,173	3,698,511
Micron Technology, Inc.	149,236	12,535,824
QUALCOMM, Inc.	69,934	12,627,283
Texas Instruments, Inc.	46,856	9,013,689

		$43,478,306

Software — 21.7%
Adobe, Inc.(1)	20,658	$13,837,761
Altair Engineering, Inc., Class A(1)	44,583	3,319,204
Intuit, Inc.	27,478	17,923,899
Microsoft Corp.	75,599	24,992,274
Palantir Technologies, Inc., Class A(1)	201,653	4,164,135
Zscaler, Inc.(1)	21,409	7,428,281

		$71,665,554

Specialty Retail — 3.6%
TJX Cos., Inc. (The)	168,792	$11,714,165

		$11,714,165

Technology Hardware, Storage & Peripherals — 1.5%
Logitech International S.A.(2)	61,447	$4,897,326

		$4,897,326

Total Common Stocks (identified cost $177,995,936)		$328,087,853

Short-Term Investments — 2.0%

Affiliated Fund — 0.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(3)	1,436,021	$1,435,877

Total Affiliated Fund (identified cost $1,435,877)		$1,435,877

Securities Lending Collateral — 1.6%

Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(4)	5,064,264	$5,064,264

Total Securities Lending Collateral (identified cost $5,064,264)		$5,064,264

Total Short-Term Investments (identified cost $6,500,141)		$6,500,141

Total Investments — 101.6% (identified cost $184,496,077)		$334,587,994

Other Assets, Less Liabilities — (1.6)%		$(5,183,915)

Net Assets — 100.0%		$329,404,079

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

All or a portion of this security was on loan at November 30, 2021. The aggregate market value of securities on loan at November 30, 2021 was $4,848,310 and the total market value of the collateral received by the Fund was $5,064,264, comprised of cash.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2021.

(4)	Represents investment of cash collateral received in connection with securities lending.

The Fund did not have any open derivative instruments at November 30, 2021.

At November 30, 2021, the value of the Fund’s investment in affiliated funds was $1,435,877, which represents 0.4% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended November 30, 2021 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$977,699	$31,528,854	$(31,070,675)	$(1)	$—	$1,435,877	$516	1,436,021

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$328,087,853	*	$—	$—	$328,087,853
Short-Term Investments -
Affiliated Fund	—		1,435,877	—	1,435,877
Securities Lending Collateral	5,064,264		—	—	5,064,264
Total Investments	$333,152,117		$1,435,877	$—	$334,587,994

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

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